The Bond Fund of America® Prospectus Supplement November 21, 2017 (for prospectus dated April 7, 2017, as supplemented to date)

The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section of the prospectus:

David S. Lee, Partner, Capital Fixed Income Investors, serves as a fixed-income portfolio manager for the fund. David has 18 years of investment experience in total (15 years with Capital Research and Management Company or affiliate). He has two years of experience in managing the fund.

Andrew F. Barth is no longer managing money in the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-271-1117O Printed in USA CGD/AFD/10039-S64215

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	STEVEN I. KOSZALKA
STEVEN I. KOSZALKA
SECRETARY

The Bond Fund of America® Statement of Additional Information Supplement November 21, 2017 (for statement of additional information dated April 7, 2017, as supplemented to date)

The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the statement of additional information is amended in its entirety to read as follows:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
John H. Smet	Over $1,000,000	20	$288.5	None		None
David J. Betanzos	$100,001 – $500,000	5	$15.4	None		None
David A. Hoag	Over $1,000,000	5	$113.4	None		None
Fergus N. MacDonald	$100,001 – $500,000	6	$127.3	None		None
Robert H. Neithart	Over $1,000,000	8	$52.7	6	$2.12	11[4]	$3.98
Pramod Atluri	$100,001 – $500,000	1	$10.9	None		None
David S. Lee[5]	$100,001 – $500,000	4	$123.8	2	$0.86	9	$7.35
[5]	Information is as of October 31, 2017.

Keep this supplement with your statement of additional information.

Lit. No. MFGEBS-272-1117O CGD/10149-S64216